DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Net Revenue		$ 11,480,637
Cost of Goods Sold		11,525,223
Gross (loss) profit		(44,586)
General and administrative		953,491
Depreciation and amortization and impairment costs		45,360
Total Expense		998,851
Loss from Operations		(1,043,437)
Other income		6,648
Foreign currency gain		383,542
Loss before taxation		(653,247)
Taxation
Loss from discontinued operations, net of taxation		$ (653,247)